PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Summary Of Detailed Information About Property, Plant And Equipment
	Consolidated
	Useful life range (in years)	2022	Additions	Write-offs	Transfers	Transfer to asset held for sale	Write-off due to sale of subsidiary	Translation adjustment	2023
Cost:
Vehicles	2 to 5	74,362	9,285	(5,629)	11	-	-	(30,292)	47,737
Tooling	3	204,177	72	(135)	6,700	-	-	212	211,026
Tools and accessories	3 to 20	175,452	13,676	(16,033)	4,360	-	-	4,275	181,730
Facilities	3 to 60	307,448	984	(1,338)	25,016	(166)	-	7,491	339,435
Machinery and accessories	3 to 15	2,272,136	37,809	(75,340)	180,157	(25,065)	(62,120)	(127,358)	2,200,219
Leasehold improvements	2 to 20	1,128,086	47,444	(93,243)	4,514	(696,954)	(223,379)	(28,035)	138,433
Buildings	14 to 60	1,916,939	15,966	(56,721)	(2,617)	(582,033)	(28,653)	(132,441)	1,130,440
Furniture and fixtures	2 to 25	674,062	57,609	(89,422)	672	(93,440)	(359,311)	(31,344)	158,826
Land	-	645,657	30,313	(631)	-	(267,425)	(4,934)	(13,106)	389,874
IT equipment	3 to 15	627,770	23,286	(108,116)	9,268	(52,223)	(66,626)	(39,004)	394,355
Other assets	-	26,230	-	(12)	-	-	-	(758)	25,460
Projects in progress	-	580,627	376,452	(35,425)	(318,663)	(38,743)	(11,016)	(54,937)	498,295
Total cost		8,632,946	612,896	(482,045)	(90,582)	(1,756,049)	(756,039)	(445,297)	5,715,830

Accumulated depreciation:
Vehicles		(38,070)	(5,812)	4,912	-	(24)	-	16,107	(22,887)
Tooling		(179,485)	(8,920)	135	(13)	-	-	(117)	(188,400)
Tools and accessories		(135,440)	(17,766)	15,872	(1,260)	-	-	76,188	(62,406)
Facilities		(201,307)	(14,395)	2,554	(390)	166	-	6,033	(207,339)
Machinery and accessories		(1,118,339)	(203,294)	62,508	(126)	17,185	37,722	15,722	(1,188,622)
Leasehold improvements		(626,431)	(65,843)	89,857	-	464,551	120,073	23,647	5,854
Buildings		(455,402)	(105,083)	27,612	6	301,177	10,480	60,398	(160,812)
Furniture and fixtures		(408,832)	(79,210)	71,758	1,620	62,651	248,773	22,245	(80,995)
IT equipment		(475,668)	(64,163)	105,080	14	31,284	44,521	(13,775)	(372,707)
Other assets		(27,822)	(549)	-	-	-	-	48,429	20,058
Total depreciation		(3,666,796)	(565,035)	380,288	(149)	876,990	461,569	254,877	(2,258,256)
Net total		4,966,150	47,861	(101,757)	(90,731)	(879,059)	(294,470)	(190,420)	3,457,574
	Consolidated
	Useful life range (in years)	2021	Additions	Write-offs	Impairment	Transfers	Translation adjustment	2022
Cost:
Vehicles	2 to 5	38,902	8	(6,559)	-	49,285	(7,274)	74,362
Tooling	3	191,840	-	(2,310)	-	14,976	(329)	204,177
Tools and accessories	3 to 20	110,998	17,261	(8,177)	-	(43,369)	98,739	175,452
Facilities	3 to 60	303,452	181	(564)	-	13,147	(8,768)	307,448
Machinery and accessories	3 to 15	1,959,943	23,188	(63,473)	-	520,561	(168,083)	2,272,136
Leasehold improvements	2 to 20	1,128,504	68,980	(54,148)	(1,665)	106,151	(119,736)	1,128,086
Buildings	14 to 60	1,982,245	7,174	(19,104)	-	120,512	(173,888)	1,916,939
Furniture and fixtures	2 to 25	660,126	71,960	(41,095)	(7,629)	53,632	(62,932)	674,062
Land	-	628,373	-	-	-	10,043	7,241	645,657
IT equipment	3 to 15	634,580	26,602	(34,279)	(191)	84,452	(83,394)	627,770
Other assets	-	31,636	-	(4,227)	-	-	(1,179)	26,230
Projects in progress	-	561,488	495,771	(1,739)	-	(429,391)	(45,502)	580,627
Total cost		8,232,087	711,125	(235,675)	(9,485)	499,999	(565,105)	8,632,946

Accumulated depreciation:
Vehicles		(9,457)	(6,057)	5,508	-	(40,920)	12,856	(38,070)
Tooling		(174,164)	(7,841)	2,310	-	-	210	(179,485)
Tools and accessories		(65,740)	(16,385)	1,823	-	46,967	(102,105)	(135,440)
Facilities		(183,420)	(17,051)	192	-	(8,804)	7,776	(201,307)
Machinery and accessories		(728,408)	(172,480)	56,142	-	(397,740)	124,147	(1,118,339)
Leasehold improvements		(602,622)	(133,533)	50,379	-	(12,257)	71,602	(626,431)
Buildings		(298,327)	(103,822)	14,111	-	(136,601)	69,237	(455,402)
Furniture and fixtures		(369,610)	(90,731)	31,606	-	(18,576)	38,479	(408,832)
IT equipment		(392,095)	(119,870)	36,065	-	(71,041)	71,273	(475,668)
Other assets		(30,836)	(2,287)	3,868	-	-	1,433	(27,822)
Total depreciation		(2,854,679)	(670,057)	202,004	-	(638,972)	294,908	(3,666,796)
Net total		5,377,408	41,068	(33,671)	(9,485)	(138,973)	(270,197)	4,966,150